Matthews Emerging Markets ex China Active ETF	September 30, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 92.8%
	Shares	Value
India: 24.9%
ICICI Bank, Ltd. ADR	39,696	$1,184,926
Shriram Finance, Ltd.	25,798	1,101,155
HDFC Bank, Ltd. ADR	15,863	992,389
Reliance Industries, Ltd.	24,523	864,189
UltraTech Cement, Ltd.	6,110	860,491
Bharti Airtel, Ltd.	34,122	696,091
Infosys, Ltd. ADR	23,395	521,007
Zomato, Ltd.[b]	147,429	480,808
Maruti Suzuki India, Ltd.	2,996	473,275
Lupin, Ltd.	17,363	453,980
Sun Pharmaceutical Industries, Ltd.	19,000	436,835
Indian Hotels Co., Ltd.	52,723	430,774
Avenue Supermarts, Ltd.[b,c,d]	6,955	422,962
Hindustan Unilever, Ltd.	11,893	419,839
Varun Beverages, Ltd.	42,227	305,511
Power Grid Corp. of India, Ltd.	69,822	293,990
Total India		9,938,222

Taiwan: 15.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	29,691	5,156,436
Hon Hai Precision Industry Co., Ltd.	142,000	841,325
Total Taiwan		5,997,761

South Korea: 9.7%
Samsung Electronics Co., Ltd.	24,461	1,150,379
KB Financial Group, Inc.	9,834	608,374
Samsung SDI Co., Ltd.	2,070	599,140
BGF Retail Co., Ltd.	4,569	400,753
Hyundai Motor Co.	1,953	364,405
Kia Corp.	4,298	328,340
SK Hynix, Inc.	1,685	224,976
LEENO Industrial, Inc.	1,302	188,176
Total South Korea		3,864,543

Brazil: 9.0%
WEG SA	77,700	776,030
Banco BTG Pactual SA	96,700	590,769
MercadoLibre, Inc.[b]	257	527,354
Petroleo Brasileiro SA ADR	29,577	426,205
NU Holdings, Ltd. Class Ab	30,095	410,797
Vale SA ADR	29,168	340,682
PRIO SA	39,200	311,898
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	12,200	202,519
Total Brazil		3,586,254

United Arab Emirates: 5.0%
Emaar Properties PJSC	368,729	875,393
ADNOC Drilling Co. PJSC	324,879	418,371
Spinneys 1961 Holding PLC	906,031	392,210
Fertiglobe PLC	412,170	292,884
Total United Arab Emirates		1,978,858

Indonesia: 4.2%
PT Bank Mandiri Persero Tbk	1,514,700	692,820
PT Indosat Tbk	743,600	537,808

	Shares	Value
PT AKR Corporindo Tbk	4,134,700	$423,302
Total Indonesia		1,653,930

Vietnam: 3.0%
FPT Corp.	104,798	573,797
Mobile World Investment Corp.	122,400	339,322
Asia Commercial Bank JSC	267,000	279,880
Total Vietnam		1,192,999

United States: 2.9%
Freeport-McMoRan, Inc.	9,408	469,647
Globant SAb	2,000	396,280
PriceSmart, Inc.	3,106	285,069
Total United States		1,150,996

Philippines: 2.6%
Bank of the Philippine Islands	269,340	649,348
SM Investments Corp.	19,350	330,111
Universal Robina Corp.	37,300	69,025
Total Philippines		1,048,484

Malaysia: 2.3%
Hong Leong Bank BHD	89,900	470,048
IHH Healthcare BHD	251,800	437,223
Total Malaysia		907,271

Peru: 2.0%
Credicorp, Ltd.	4,474	809,660
Total Peru		809,660

Thailand: 2.0%
CP ALL Public Co., Ltd.	389,900	793,674
Total Thailand		793,674

Mexico: 1.8%
Wal-Mart de Mexico SAB de CV	118,400	357,399
Grupo Financiero Banorte SAB de CV Class O	25,900	184,320
Prologis Property Mexico SA de CV REIT	54,281	178,361
Total Mexico		720,080

Turkey: 1.5%
BIM Birlesik Magazalar AS	25,835	375,012
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	88,000	200,648
Total Turkey		575,660

South Africa: 1.2%
Capitec Bank Holdings, Ltd.	2,719	480,373
Total South Africa		480,373

China/Hong Kong: 1.1%
DFI Retail Group Holdings, Ltd.	208,710	452,901
Singapore: 1.0%
Grab Holdings, Ltd. Class Ab	109,414	415,773
Total Singapore		415,773

Matthews Emerging Markets ex China Active ETF	September 30, 2024
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Poland: 1.0%
Allegro.eu SAb,c,d	45,544	$413,259
Total Poland		413,259

Saudi Arabia: 1.0%
Bupa Arabia for Cooperative Insurance Co.	7,343	405,574
Total Saudi Arabia		405,574

Georgia: 0.8%
TBC Bank Group PLC	8,594	305,481
Total Georgia		305,481

Argentina: 0.5%
Despegar.com Corp.[b]	16,105	199,702
Total Argentina		199,702

Kazakhstan: 0.2%
Kaspi.KZ JSC ADR	763	80,870
Total Kazakhstan		80,870

TOTAL COMMON EQUITIES		36,972,325
(Cost $33,847,673)
PREFERRED EQUITIES: 2.3%
South Korea: 2.3%
Samsung Electronics Co., Ltd., Pfd.	23,519	915,437
Total South Korea		915,437

TOTAL PREFERRED EQUITIES		915,437
(Cost $1,033,312)
SHORT-TERM INVESTMENTS: 9.3%
	Shares	Value
Money Market Funds: 9.3%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.81%[e]	3,722,563	$3,722,563
(Cost $3,722,563)

Total Investments: 104.4%		41,610,325
(Cost $38,603,548)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (4.4%)		(1,759,530)
Net Assets: 100.0%		$39,850,795

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2024, the aggregate value is $836,221, which is 2.10% of net assets.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Rate shown is the current yield as of September 30, 2024.
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
Pfd.	Preferred
PJSC	Public Joint Stock Co.
REIT	Real Estate Investment Trust

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